Retirement Benefit Arrangements - Active Defined Benefit Plan (Details) - Zurich Plan - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Funded status:
Unfunded pension obligation at beginning of year		$ 9,538	$ 32,636
Change in pension obligation:
Service cost		7,300	8,746
Interest cost		3,707	373
Plan participants’ contributions		4,194	3,792
Actuarial losses (gains)		18,002	(37,992)
Plan amendments		(2,606)	0
Benefits paid		1,775	(4,576)
Foreign currency adjustments		18,500	(3,736)
Settlements		(13,064)	0
Change in pension obligation		37,808	(33,393)
Change in fair value of plan assets:
Actual return on plan assets		5,590	(14,936)	$ 7,000
Employer contributions		8,396	7,658
Plan participants’ contributions		4,194	3,792
Benefits paid		1,775	(4,576)
Foreign currency adjustments		16,658	(2,233)
Settlements		(13,064)	0
Change in fair value of plan assets		23,549	(10,295)
Funded status:
Unfunded pension obligation at end of year		23,797	9,538	$ 32,636
Additional information:
Projected benefit obligation at end of year	[1]	207,336	169,527
Accumulated pension obligation at end of year	[2]	$ 200,462	$ 167,560
Pension obligation - assumptions used
Discount rate		1.30%	2.20%	0.20%
Interest crediting rate		1.30%	2.20%	1.00%
Rate of compensation increase		2.25%	2.25%	2.00%
Net periodic benefit cost - assumptions used
Discount rate		2.20%	0.20%	0.10%
Interest crediting rate		2.20%	1.00%	1.00%
Expected return on plan assets		5.00%	4.25%	3.50%
Rate of compensation increase		2.25%	2.00%	2.00%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2024		$ 13,455
2025		11,660
2026		12,846
2027		11,225
2028		10,689
2029 to 2033		57,052
Significant other observable inputs (Level 2) | Insured funds
Additional information:
Fair value of plan assets at end of year		$ 183,539	$ 159,989

[1]	Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
[2]	Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels